JPMorgan SmartRetirement Income Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
S&P TARGET DATE RETIREMENT INCOME INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.54%	3.62%	4.15%
JPM SMARTRETIREMENT INCOME COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.01%	4.16%	4.69%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.00%	2.75%	3.63%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.62%	1.11%	1.98%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.88%	1.67%	2.36%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	6.19%	3.05%	3.58%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	7.98%	3.82%	4.24%